Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Redeemable noncontrolling interest Convertible Preferred units Previously Reported Adjustment	Redeemable noncontrolling interest Convertible Preferred units	Class B Units Previously Reported Adjustment	Class B Units	Common Units Previously Reported Adjustment	Common Units	Common Stock Class V Previously Reported Adjustment	Common Stock Class V	Common Stock Class A Previously Reported Adjustment	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class B Previously Reported	Common Stock Class B	Additional Paid-in Capital Previously Reported Adjustment	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit) Previously Reported Adjustment	Retained Earnings (Accumulated Deficit) Previously Reported	Retained Earnings (Accumulated Deficit)	Ordinary share subject to possible redemption Shares Class A Previously Reported	Ordinary share subject to possible redemption Shares Class A	Previously Reported Adjustment	Previously Reported	Total
Balance at Dec. 31, 2021													$ 690						$ (22,341,250)		$ 281,520,000			$ (22,340,560)
Balance (in Shares) at Dec. 31, 2021													6,900,000								27,600,000
Accretion of ordinary shares subject to possible redemption																			(3,986,568)		$ 3,986,568			(3,986,568)
Net income (Loss)																		$ 14,334,250					$ 14,334,250
Balance at Dec. 31, 2022							$ 3,373					$ 690		$ 31,152,491			$ 119,982	(11,993,568)		$ 285,506,568		$ 31,275,846	(11,992,878)
Balance (in Shares) at Dec. 31, 2022							33,730,000					6,900,000								27,600,000
Balance						$ 31,155,864													119,982					31,275,846
Balance (in Shares)						1,000,000
Retroactive application of Business Combination (Note 3)						$ (31,155,864)		$ 3,373								31,152,491
Retroactive application of Business Combination (Note 3) (in Shares)						(1,000,000)		33,730,000
Stockholder distributions																	(166,323)					(166,323)
Net income (Loss)			1,602,939
Balance at Mar. 31, 2023			1,602,939				$ 3,373							31,152,491			(46,341)					31,109,523
Balance (in Shares) at Mar. 31, 2023							33,730,000
Balance at Dec. 31, 2022							$ 3,373					$ 690		$ 31,152,491			$ 119,982	(11,993,568)		$ 285,506,568		$ 31,275,846	(11,992,878)
Balance (in Shares) at Dec. 31, 2022							33,730,000					6,900,000								27,600,000
Reverse Recapitalization (Note 3)																								(1,677,592)
Accretion of ordinary shares subject to possible redemption																		(3,066,977)		$ 3,066,977			(3,066,977)
Net income (Loss)																		(3,001,194)					(3,001,194)
Balance at Dec. 31, 2023								$ 3,373		$ 562		$ 128				31,152,491		(8,826,779)	1,177,024	$ 16,018,732			(8,826,089)	32,332,888
Balance (in Shares) at Dec. 31, 2023								33,730,000		5,619,077		1,280,923								1,405,555
Redemption of Class A ordinary shares subject to possible redemption																				$ (272,554,813)
Redemption of Class A ordinary shares subject to possible redemption (in Shares)																				(26,194,445)
Recovery of deferred offering costs																		9,234,960					9,234,960
Conversion of Class B ordinary shares to Class A ordinary shares										$ 562		$ (562)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)										5,619,077		(5,619,077)
Balance						$ 31,155,864													1,177,024					32,332,888
Balance (in Shares)						1,000,000
Retroactive application of Business Combination (Note 3)						$ (31,155,864)		$ 3,373								31,152,491
Retroactive application of Business Combination (Note 3) (in Shares)						(1,000,000)		33,730,000
Stockholder distributions																			(90,000)					(90,000)
Net loss prior to the Business Combination																			(759,936)					(759,936)
Issuance of Class A Shares to third party advisors											$ 55					2,765,980								2,766,035
Issuance of Class A Shares to third party advisors (in Shares)											553,207
Issuance of Class A Shares to backstop investor											$ 23					1,569,440								1,569,463
Issuance of Class A Shares to backstop investor (in Shares)											225,174
Reverse Recapitalization (Note 3)		$ 6,855,076						$ 150			$ 425					(1,678,167)								(1,677,592)
Reverse Recapitalization (Note 3) (in Shares)		1,500,000						1,500,000			4,248,583
Transaction Costs																(2,317,632)								(2,317,632)
Establishment of redeemable noncontrolling interest				27,399,463												(27,399,463)								(27,399,463)
Subsequent measurement of redeemable noncontrolling interest				172,836,361												(4,092,649)			(168,743,712)					(172,836,361)
Net income (Loss)		8,224,091		(7,974,824)															(1,188,531)					(1,188,531)
Balance at Mar. 31, 2024		$ 15,079,167		$ 192,261,000				$ 3,523			$ 503								$ (169,605,155)					$ (169,601,129)
Balance (in Shares) at Mar. 31, 2024		1,500,000						35,230,000			5,026,964